Long-Term Debt (Schedule Of Convertible Notes Payable) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Convertible notes, net	$ 2,979	$ 2,733		$ 837
Convertible Debt [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate			$ 0.13
Total principal balance	3,890	3,565		1,225
Less Unamortized discount	911	832		388
Convertible notes, net	$ 2,979	$ 2,733		837
Convertible Debt [Member] | Convertible Notes Dated September 10, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.40	$ 0.40
Effective Interest Rate	23.40%	8.30%
Maturity Date	Sep. 07, 2023	Sep. 07, 2023
Total principal balance	$ 600	$ 700		800
Convertible Debt [Member] | Convertible Note Dated September 19, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.57	$ 0.57
Effective Interest Rate	10.20%	8.30%
Maturity Date	Sep. 19, 2023	Sep. 19, 2023
Total principal balance	$ 425	$ 425		$ 425
Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.25	$ 0.25
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 1,300	$ 1,300
Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10	$ 0.10
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 365	$ 390
Convertible Debt [Member] | Convertible Note Dated July 18, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.08	$ 0.08
Effective Interest Rate	46.10%	46.10%
Maturity Date	Jul. 18, 2024	Jul. 18, 2024
Total principal balance	$ 700	$ 700
Convertible Debt [Member] | Convertible Note Dated September 13, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10	$ 0.10
Effective Interest Rate	25.90%	25.90%
Maturity Date	Sep. 13, 2024	Sep. 13, 2024
Total principal balance	$ 50	$ 50
Convertible Debt [Member] | Convertible Notes Dated January 8, 2020 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.13
Effective Interest Rate	20.30%
Maturity Date	Jan. 08, 2025
Total principal balance	$ 450
Minimum [Member] | Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 28, 2024	Feb. 28, 2024
Minimum [Member] | Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 07, 2024	Jun. 07, 2024
Maximum [Member] | Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 13, 2024	Mar. 13, 2024
Maximum [Member] | Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 15, 2024	Jul. 15, 2024